13002687

NYSE Regulation, Inc.
20 Broad Street, 24th Floor
New York, NY 10005

NYSE REGULATION

Received SEC
MAY 2 2 2013
Washington, DC 20549

CERT NYS
File No. 001-35936

May 22, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on May 20, 2013 the NYSE MKT LLC (the "Exchange") received from B2Gold Corp. (the "Registrant"), a copy of the Registrant's application on Form 40-F for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.